Share-based Compensation - Weighted average assumptions (Details)	12 Months Ended
Dec. 31, 2020 USD ($) year $ / shares
Share-Based Payment Arrangements [Abstract]
Grant date share price and exercise price (in CAD per share) | $ / shares	$ 1.00
Expected dividend yield	2.00%
Expected volatility	40.00%
Risk-free interest rate	0.40%
Expected Option life, in years | year	4.4
Weighted average fair value per Option granted | $	$ 0.27